Shareholder Report, Average Annual Return (Details)	12 Months Ended	44 Months Ended	57 Months Ended	60 Months Ended	96 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	21.81%		9.47%
Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
Average Annual Return, Percent	21.76%	8.10%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	(0.89%)			2.83%		5.02%
Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
Average Annual Return, Percent	(0.98%)			2.72%	4.43%
MSCI THE WORLD INDEX Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI The World Index Net (USD)
Average Annual Return, Percent	20.19%		12.83%
MSCI THE WORLD INDEX Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI The World Index Net (USD)
Average Annual Return, Percent	20.19%	12.31%
MSCI THE WORLD INDEX Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI The World Index Net (USD)
Average Annual Return, Percent	20.19%			11.78%		9.16%
S&P Global Infrastructure Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Total Return Index
Average Annual Return, Percent	7.02%			4.33%		4.58%
MSCI THE WORLD INDEX Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI The World Index Net (USD)
Average Annual Return, Percent	20.19%			11.78%	11.43%
S&P Global Infrastructure Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Total Return Index
Average Annual Return, Percent	7.02%			4.33%	5.83%